[Graphic]

Federated High Income Bond Fund, Inc.

21ST SEMI-ANNUAL REPORT
SEPTEMBER 30, 1997

ESTABLISHED 1977

President's Message

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Dear Fellow Shareholder:

Federated High Income Bond Fund, Inc. was created in 1977, and I am pleased to present the fund's 21st semi-annual report. The fund is designed to pursue high monthly income from a broadly diversified portfolio of high-yield bonds.*

Covering the six-month reporting period from April 1, 1997 to September 30, 1997, this report begins with an interview with the fund's portfolio manager, Mark Durbiano, Senior Vice President, Federated Advisers, followed by graphs showing the fund's excellent long-term investment performance, a complete listing of the fund's holdings, and the fund's financial statements.

Federated High Income Bond Fund, Inc. continued to perform very well--both in terms of share value and current income--as high-yield bonds benefited from a near ideal economic environment as well as a healthy demand for high-yield bonds in the new offering calendar and in the secondary market. For the six-month reporting period, the performance of each share class in terms of total return, income distribution and share price growth is shown below.**

                                        INCOME
                      TOTAL RETURN   DISTRIBUTION     SHARE PRICE GROWTH
 Class A Shares          10.56%         $0.51       $11.31 to $11.97 = 6%
 Class B Shares          10.12%         $0.46       $11.31 to $11.97 = 6%
 Class C Shares          10.13%         $0.46       $11.31 to $11.97 = 6%

On September 30, 1997, the fund's $1.6 billion in assets were widely diversified across more than 250 carefully researched high-yield issues that spanned the entire business and industrial spectrum.

Thank you for investing a portion of your wealth in Federated High Income Bond Fund, Inc. Your questions, comments, or suggestions about your fund are always welcome.

Very sincerely yours,

[Graphic]

Richard B. Fisher
President
November 15, 1997

* Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

** Performance quoted is based on net asset value and reflects past performance.
   Performance is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period (based on offering price) for Class A, B, and C Shares were 5.61%, 4.42%, and 9.12%, respectively.

Investment Review

[Graphic]

Mark E. Durbiano
Senior Vice President
Federated Advisers

[Graphic]

SUPPORTED BY AN EXTREMELY FAVORABLE ECONOMIC ENVIRONMENT, HIGH-YIELD BONDS HAVE PERFORMED VERY WELL VERSUS HIGH-QUALITY BONDS. WHAT IS YOUR ANALYSIS OF THE HIGH-YIELD BOND MARKET DURING THE FIRST SIX MONTHS OF THE FUND'S FISCAL YEAR?

The high-yield market delivered strong returns for the six-month reporting period ended September 30, 1997. The major factor impacting the market during the period was a continuation of the almost "ideal" economic and financial market conditions that have existed for most of 1997. The economy continued to expand at a moderate-to-strong pace, while inflation continued to surprise on the low side. This scenario led to higher stock prices (up over 26% based on Standard & Poor's 500 Index* ("S&P 500")) and lower interest rates (10-year Treasury bond yields declined approximately 80 basis points) during the reporting period. Strength in these other financial markets coupled with strong demand for high-yield securities resulted in excellent total returns for high-yield securities. For example, the Lehman Brothers High Yield Bond Index returned 4.54% during the third quarter, outperforming the Lehman Brothers Aggregate Bond Index, a measure of high-quality bond performance, which returned 3.32%.*

[Graphic]

WERE ANY SECTORS ESPECIALLY STRONG DURING THE REPORTING PERIOD?

Three sectors were especially strong. The telecommunications sector, which returned 15.32% according to Lehman Brothers, exhibited strong performance driven by better-than-expected progress on build-out plans by many issuers in this sector, along with the beginnings of a consolidation phase in the industry. Also, the CCC-rated bond sector returned 10.63%, and the non-rated bond sector returned 14.14%. These two sectors, which are the riskiest in the high-yield market, outperformed given the somewhat euphoric financial market environment.

* The S&P 500 is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Lehman Brothers High Yield Bond Index includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $100m, and at least 1 year to maturity. Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are unmanaged and investments cannot be made in an index.

[Graphic]

HOW DID FEDERATED HIGH INCOME BOND FUND, INC. PERFORM FOR THE SIX-MONTH PERIOD ENDED SEPTEMBER 30, 1997?

The fund had a very strong six-month reporting period. Class A, B, and C Shares produced total returns of 10.56%, 10.12%, and 10.13%, respectively, based on net asset value. This compares very favorably to the Lehman Brothers High Yield Bond Index, which returned 9.40% over the period. The fund modestly underperformed the 10.99% return of the Lipper High Current Yield Funds Average** during the period. A high level of income--totaling $0.51 per share for Class A and $0.46 for Class B and C Shares--contributed to the fund's total return.

[Graphic]

WHAT FACTORS WERE THE MAJOR INFLUENCES ON FUND PERFORMANCE?

The fund's holdings in the telecommunications sector were strong performers during the six-month reporting period. Particular standouts were competitive local exchange carriers ("CLECs"). These companies were impacted by continued success in executing their aggressive business plans as well as consolidation activity. For example, BROOKS FIBER, a portfolio holding in the fund, announced an agreement to be acquired by Worldcom, an investment-grade issuer, touching off a rally in all CLECs at the end of the period. Other CLECs, like AMERICAN COMMUNICATIONS and TELEPORT COMMUNICATIONS, participated in the rally. NEXTEL, a cellular-like wireless phone provider, also outperformed on better-than-expected subscriber growth.

Several of the fund's more aggressive cable television holdings also performed above-average. Our Australian cable TV holdings, UIH AUSTRALIA and AUSTRALIS MEDIA, rebounded from depressed levels at the beginning of the period. The fund's U.K. cable TV holdings, like TELEWEST and INTERNATIONAL CABLETEL, performed well as talk of industry consolidation accelerated.

Other specific issuers that outperformed during the period based on company-specific factors include: AMF GROUP, AFFILIATED NEWSPAPERS, PAGING NETWORK, SFX BROADCASTING and CABLEVISION SYSTEMS.

On the negative side, the fund was underweight in the CCC-rated bond sectors relative to the Lipper High Current Yield Funds Average, which hurt performance given the strong showing of this sector.

** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

[Graphic]

WHAT WERE THE FUND'S TOP HOLDINGS AT THE END OF THE REPORTING PERIOD?

As of September 30, 1997, the top 10 holdings out of more than 250 total issues were as follows:

                                            PERCENTAGE
                                           OF PORTFOLIO
 Viacom, Inc.                                 1.61%
 TeleWest PLC                                 1.52%
 Sinclair Broadcast Group, Inc.               1.51%
 First Nationwide Holdings, Inc.              1.47%
 Tenet Healthcare Corp.                       1.43%
 International Cabletel, Inc.                 1.42%
 Allied Waste Industries, Inc.                1.41%
 CalEnergy Co., Inc.                          1.34%
 Chancellor Media Corp.                       1.28%
 Cablevision Systems Corp.                    1.22%
  Total Percent of Portfolio                 14.21%

[Graphic]

AS A STRONG YEAR FOR HIGH-YIELD BONDS DRAWS TO A CLOSE, WHAT IS YOUR OUTLOOK FOR THE HIGH-YIELD BOND MARKET, AND WHAT ARE YOUR SECTOR STRATEGIES GOING FORWARD?

We continue to like the outlook for high-yield bonds relative to high-quality bonds based on our belief that the current ideal economic and financial market environments will remain intact. From a portfolio perspective, our largest industry exposure continues to be in telecommunications. We believe that the telecommunication legislation passed in 1996 released a burst of entrepreneurial activity which is resulting in aggressive new competitors creating enterprises with substantial value. We believe that as these companies successfully execute their business plans, their bonds will outperform the overall market. We also believe that consolidation will continue benefiting high-yield bondholders. We continue to like the stability of the U.S. cable industry, as well as the growth and consolidation prospects for our U.K. holdings. Finally, the broadcast industry continues to benefit from consolidation, especially on the radio side, where we believe several companies will emerge as the dominant nationwide players.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN FEDERATED HIGH INCOME BOND FUND, INC.

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $20,000 IN THE CLASS A SHARES OF FEDERATED HIGH INCOME BOND FUND, INC. ON 11/30/77, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DIDN'T REDEEM ANY SHARES, YOUR ACCOUNT WOULD BE WORTH $157,266 ON 9/30/97. YOU WOULD HAVE EARNED A 10.96%* AVERAGE ANNUAL TOTAL RETURN FOR THE 20-YEAR INVESTMENT LIFESPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/97, the Class A Shares' average annual one-year, five-year, and ten-year total returns were 10.32%, 10.95%, and 12.05%, respectively. Class B Shares' average annual one-year and since inception (9/28/94) total returns were 8.65% and 12.38%, respectively. Class C Shares' average annual one-year and since inception (5/1/93) total returns were 13.54% and 10.56%, respectively.**

Graphic presentation "A1" omitted. See appendix.

* Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 4.50% sales charge applicable to an initial investment in Class A Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost.

** The total return stated takes into account the 4.50% sales charge for Class A
   Shares, the 5.50% contingent deferred sales charge for Class B Shares, and the 1.00% contingent deferred sales charge for Class C Shares.

FEDERATED HIGH INCOME BOND FUND, INC.

ONE STEP AT A TIME:

$1,000 INVESTED EACH YEAR FOR 20 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO $79,836.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class A Shares of Federated High Income Bond Fund, Inc. on 11/30/77, reinvested your dividends and capital gains, and didn't redeem any shares, you would have invested only $20,000, but your account would have reached a total value of $79,836* by 9/30/97. You would have earned an average annual total return of 12.07%.

A practical investment plan helps you pursue a high level of income through corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. This investment plan works for you even if you invest only $1,000 annually. You can take it one step at a time. Put time, money and compounding to work.

Graphic presentation "A2" omitted. See appendix.

* This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices, and all accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED HIGH INCOME BOND FUND, INC.
HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR HIGH MONTHLY INCOME

Chuck Colby is a fictional investor who, like many other shareholders, is looking for high monthly income opportunities.

Chuck is an attorney on his way up the corporate ladder. On November 30, 1987, he invested $5,000 in the Class A Shares of Federated High Income Bond Fund, Inc.

As this chart shows, over 10 years, his original $5,000 investment has grown to $15,630. This represents a 12.29% average annual total return.* For Chuck, that means extra money toward the construction of his first home.

Graphic presentation "A3" omitted. See appendix.

* This hypothetical scenario is provided for illustrative purposes only and does not represent the result obtained by any particular shareholder. Past performance does not guarantee future results.

FEDERATED HIGH INCOME BOND FUND, INC.
PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 1997 (UNAUDITED)

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--92.6%
                       AEROSPACE & DEFENSE--0.3%
 $          4,000,000  Tracor, Inc., Sr. Sub. Note, 8.50%, 3/1/2007                              $      4,100,000
                       AUTOMOBILE--2.5%
            4,425,000  Aftermarket Technology Co., Sr. Sub. Note, 12.00%, 8/1/2004                      4,944,937
            1,875,000  Aftermarket Technology Co., Sr. Sub. Note, Series D, 12.00%, 8/1/2004            2,095,312
           10,525,000  Collins & Aikman Products Co., Sr. Sub. Note, 11.50%, 4/15/2006                 12,103,750
            6,250,000  Exide Corp., Sr. Note, 10.00%, 4/15/2005                                         6,703,125
            6,000,000  Lear Corp., Sub. Note, 9.50%, 7/15/2006                                          6,600,000
            2,000,000  Lear Seating Corp., Sub. Note, 8.25%, 2/1/2002                                   2,030,000
            4,125,000  Oxford Automotive, Inc., Sr. Sub. Note, 10.125%, 6/15/2007                       4,331,250
                        Total                                                                          38,808,374
                       BANKING--1.4%
           13,435,000  First Nationwide Escrow Corp., Sr. Sub. Note, 10.625%, 10/1/2003                14,912,850
            6,100,000  First Nationwide Holdings, Inc., Sr. Note, 12.25%, 5/15/2001                     6,771,000
            1,175,000  First Nationwide Holdings, Inc., Sr. Sub. Note, 9.125%, 1/15/2003                1,227,875
                        Total                                                                          22,911,725
                       BEVERAGE & TOBACCO--0.7%
            4,200,000  Dimon, Inc., Sr. Note, 8.875%, 6/1/2006                                          4,499,250
            5,750,000  Dr. Pepper Bottling Holdings Co., Sr. Disc. Note, 0/11.625%,
                       2/15/2003                                                                        5,764,375
                        Total                                                                          10,263,625
                       BROADCAST RADIO & TV--7.6%
            8,500,000  ACME Television, LLC, Sr. Disc. Note, 0/10.875%, 9/30/2004                       6,268,750
            3,400,000  Argyle Television, Inc., Sr. Sub. Note, 9.75%, 11/1/2005                         3,663,500
            4,375,000  Capstar Broadcasting Partners, Inc., Sr. Sub. Note, 9.25%, 7/1/2007              4,506,250
            3,700,000  Chancellor Media Corp., Sr. Sub. Note, 8.75%, 6/15/2007                          3,801,750
            6,800,000  Chancellor Media Corp., Sr. Sub. Note, 9.375%, 10/1/2004                         7,123,000

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       BROADCAST RADIO & TV--CONTINUED
 $         10,275,000  Fox/Liberty Networks, LLC, Sr. Disc. Note, 0/9.75%, 8/15/2007             $      6,601,687
            4,900,000  Fox/Liberty Networks, LLC, Sr. Note, 8.875%, 8/15/2007                           4,961,250
           11,160,000  Heritage Media Corp., Sr. Sub. Note, 8.75%, 2/15/2006                           11,913,300
            3,000,000  Lamar Advertising Co., Sr. Sub. Note, 8.625%, 9/15/2007                          2,996,250
            5,400,000  Lamar Advertising Co., Sr. Sub. Note, 9.625%, 12/1/2006                          5,724,000
            3,200,000  NWCG Holding Corp., Sr. Disc. Note, 13.50% accrual, 6/15/1999                    2,888,864
            6,225,000  Outdoor Systems, Inc., Sr. Sub. Note, 8.875%, 6/15/2007                          6,380,625
            1,850,000  Outdoor Systems, Inc., Sr. Sub. Note, 9.375%, 10/15/2006                         1,951,750
            7,850,000  SCI Television, Inc., Sr. Secd. Note, 11.00%, 6/30/2005                          8,252,391
            7,425,000  SFX Broadcasting, Inc., Sr. Sub. Note, 10.75%, 5/15/2006                         8,204,625
            6,500,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 12/15/2003                6,857,500
            4,975,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 10.00%, 9/30/2005                 5,248,625
            3,650,000  Sinclair Broadcast Group, Inc., Sr. Sub. Note, 9.00%, 7/15/2007                  3,650,000
            1,875,000  Sullivan Broadcast Holdings Inc., Deb., 13.25%, 12/15/2006                       1,987,500
            7,400,000  Sullivan Broadcast Holdings Inc., Sr. Sub. Note, 10.25%, 12/15/2005              7,862,500
            5,500,000  Young Broadcasting, Inc., Sr. Sub. Note, 10.125%, 2/15/2005                      5,775,000
            2,000,000  Young Broadcasting, Inc., Sr. Sub. Note, 11.75%, 11/15/2004                      2,240,000
            1,000,000  Young Broadcasting, Inc., Sr. Sub. Note, 9.00%, 1/15/2006                          997,500
                        Total                                                                         119,856,617
                       BUILDING & DEVELOPMENT--0.5%
            5,650,000  American Builders & Contractors Supply Co., Inc., Sr. Sub. Note,
                       10.625%, 5/15/2007                                                               5,932,500
            1,600,000  Building Materials Corp. of America, Sr. Note, 8.625%, 12/15/2006                1,660,000
                        Total                                                                           7,592,500
                       BUSINESS EQUIPMENT & SERVICES--1.4%
            4,850,000  Electronic Retailing Systems International, Inc., Sr. Disc. Note,
                       0/13.25%, 2/1/2004                                                               3,298,000

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       BUSINESS EQUIPMENT & SERVICES--CONTINUED
 $          4,225,000  Knoll Inc., Sr. Sub. Note, 10.875%, 3/15/2006                             $      4,737,281
            5,075,000  Outsourcing Solutions, Inc., Sr. Sub. Note, 11.00%, 11/1/2006                    5,658,625
            7,750,000  United Stationers Supply Co., Sr. Sub. Note, 12.75%, 5/1/2005                    8,835,000
                        Total                                                                          22,528,906
                       CABLE TELEVISION--11.1%
            3,184,000  Australis Holdings Property Ltd., Unit, 0/15.00%, 11/1/2002                      2,626,800
               47,390  Australis Media Ltd., Sr. Disc. Note, 0/15.75%, 5/15/2003                           40,282
            5,350,000  Australis Media Ltd., Unit, 0/14.00%, 5/15/2003                                  4,547,500
            3,600,000  CF Cable TV, Inc., Sr. Secd. 2nd Priority Note, 11.625%, 2/15/2005               4,122,000
            4,925,000  Cablevision Systems Corp., Sr. Sub. Deb., 9.875%, 2/15/2013                      5,331,312
            1,500,000  Cablevision Systems Corp., Sr. Sub. Note, 10.50%, 5/15/2016                      1,706,250
            7,125,000  Cablevision Systems Corp., Sr. Sub. Note, 9.25%, 11/1/2005                       7,499,062
            4,175,000  Cablevision Systems Corp., Sr. Sub. Note, 9.875%, 5/15/2006                      4,519,437
            3,000,000  Charter Communications Holdings, Inc., Sr. Disc. Note, 0/14.00%,
                       3/15/2007                                                                        2,257,500
            5,875,000  Charter Communications Southeast, L.P., Sr. Note, 11.25%, 3/15/2006              6,491,875
            5,750,000  Comcast Corp., Sr. Sub. Deb., 9.375%, 5/15/2005                                  6,217,187
            3,250,000  Comcast UK Cable, Deb., 0/11.20%, 11/15/2007                                     2,559,375
            9,050,000  Diamond Cable Communications PLC, Sr. Disc. Note, 0/10.75%,
                       2/15/2007                                                                        5,939,062
            7,175,000  Diamond Cable Communications PLC, Sr. Disc. Note, 0/11.75%,
                       12/15/2005                                                                       5,408,156
            3,750,000  Diamond Cable Communications PLC, Sr. Disc. Note, 0/13.25%,
                       9/30/2004                                                                        3,300,000
           16,600,000  EchoStar Satellite Broadcasting Corp., Sr. Disc. Note, 0/13.125%,
                       3/15/2004                                                                       13,944,000
            6,675,000  FrontierVision Holdings, L.P., Sr. Disc. Note, 0/11.875%, 9/15/2007              4,605,750

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       CABLE TELEVISION--CONTINUED
 $          6,000,000  International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/10.875%,
                       10/15/2003                                                                $      5,490,000
           12,350,000  International Cabletel, Inc., Sr. Defd. Cpn. Note, 0/11.50%, 2/1/2006            9,262,500
            9,200,000  International Cabletel, Inc., Sr. Disc. Note, 0/12.75%, 4/15/2005                7,452,000
            4,700,000  Le Groupe Videotron Ltee, Sr. Note, 10.625%, 2/15/2005                           5,281,625
            3,300,000  Lenfest Communications Inc., Sr. Note, 8.375%, 11/1/2005                         3,333,000
            2,150,000  Lenfest Communications Inc., Sr. Sub. Note, 10.50%, 6/15/2006                    2,386,500
            4,500,000  Pegasus Media, Note, 12.50%, 7/1/2005                                            5,040,000
            4,225,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,
                       12/1/2007                                                                        4,647,500
            3,125,000  Rogers Cablesystems Ltd., Sr. Secd. 2nd Priority Note, 10.00%,
                       3/15/2005                                                                        3,468,750
            6,500,000  Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note, 11.00%, 12/1/2015                  7,426,250
            4,700,000  Rogers Communications, Inc., Sr. Note, 8.875%, 7/15/2007                         4,758,750
           31,375,000  TeleWest PLC, Sr. Disc. Deb., 0/11.00%, 10/1/2007                               23,688,125
           13,600,000  UIH Australia/Pacific, Sr. Disc. Note, 0/14.00%, 5/15/2006                       9,809,000
            4,800,000  Wireless One, Inc., Sr. Note, 13.00%, 10/15/2003                                 2,376,000
            3,000,000  Wireless One, Inc., Unit, 0/13.50%, 8/1/2006                                       675,000
                        Total                                                                         176,210,548
                       CHEMICALS & PLASTICS--3.5%
            5,250,000  Astor Corp., Sr. Sub. Note, 10.50%, 10/15/2006                                   5,617,500
              275,000  Buckeye Cellulose Corp., Sr. Sub. Note, 8.50%, 12/15/2005                          281,187
            1,000,000  Buckeye Cellulose Corp., Sr. Sub. Note, 9.25%, 9/15/2008                         1,050,000
            2,500,000  Crain Industries, Inc., Sr. Sub. Note, 13.50%, 8/15/2005                         2,862,500
            8,900,000  Harris Chemical North America, Inc., Sr. Note, 10.25%, 7/15/2001                 9,345,000
            5,600,000  ISP Holding, Inc., Sr. Note, 9.00%, 10/15/2003                                   5,885,600
            2,320,000  ISP Holding, Inc., Sr. Note, 9.75%, 2/15/2002                                    2,484,720

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       CHEMICALS & PLASTICS--CONTINUED
 $          8,200,000  Polymer Group, Inc., Sr. Sub. Note, 9.00%, 7/1/2007                       $      8,323,000
            6,300,000  RBX Corp., Sr. Sub. Note, Series B, 11.25%, 10/15/2005                           5,418,000
           11,125,000  Sterling Chemicals Holdings, Inc., Sr. Disc. Note, 0/13.50%,
                       8/15/2008                                                                        7,898,750
            1,650,000  Sterling Chemicals, Inc., Sr. Sub. Note, 11.75%, 8/15/2006                       1,831,500
            3,950,000  Uniroyal Technology Corp., Sr. Secd. Note, 11.75%, 6/1/2003                      4,088,250
                        Total                                                                          55,086,007
                       CLOTHING & TEXTILES--2.6%
            3,225,000  Collins & Aikman Floorcoverings, Inc., Sr. Sub. Note, 10.00%,
                       1/15/2007                                                                        3,337,875
            5,625,000  Dyersburg Corp., Sr. Sub. Note, 9.75%, 9/1/2007                                  5,793,750
            2,750,000  GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007                                      2,832,500
            7,075,000  Glenoit Corp., Sr. Sub. Note, 11.00%, 4/15/2007                                  7,587,938
            2,925,000  Pillowtex Corp., Sr. Sub. Note, 10.00%, 11/15/2006                               3,100,500
           17,325,000  WestPoint Stevens, Inc., Sr. Sub. Deb., 9.375%, 12/15/2005                      18,277,875
                        Total                                                                          40,930,438
                       CONSUMER PRODUCTS--3.7%
            4,300,000  American Safety Razor Co., Sr. Note, 9.875%, 8/1/2005                            4,622,500
            3,100,000  Herff Jones, Inc., Sr. Sub. Note, 11.00%, 8/15/2005                              3,394,500
            5,000,000  Hosiery Corp. of America, Inc., Sr. Sub. Note, 13.75%, 8/1/2002                  5,425,000
            6,725,000  ICON Fitness Corp., Sr. Disc. Note, 0/14.00%, 11/15/2006                         3,934,125
            4,250,000  ICON Health & Fitness, Inc., Sr. Sub. Note, 13.00%, 7/15/2002                    4,802,500
            9,750,000  Playtex Family Products Corp., Sr. Sub. Note, 9.00%, 12/15/2003                  9,945,000
            1,475,000  Playtex Products, Inc., Sr. Note, 8.875%, 7/15/2004                              1,493,438
            6,975,000  Renaissance Cosmetics, Inc., Sr. Note, 11.75%, 2/15/2004                         7,097,063
            6,700,000  Revlon Consumer Products Corp., Sr. Sub. Note, 10.50%, 2/15/2003                 7,160,625
            5,250,000  Simmons Co., Sr. Sub. Note, 10.75%, 4/15/2006                                    5,578,125

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       CONSUMER PRODUCTS--CONTINUED
 $          5,000,000  Syratech Corp., Sr. Note, 11.00%, 4/15/2007                               $      5,400,000
                        Total                                                                          58,852,876
                       CONTAINER & GLASS PRODUCTS--0.5%
            1,680,000 (a)(b)Kane Industries, Inc., Sr. Sub. Disc. Note, 2/1/1998                                0
            3,775,000  Owens-Illinois, Inc., Sr. Sub. Note, 9.95%, 10/15/2004                           3,973,188
            4,350,000  Plastic Containers, Inc., Sr. Secd. Note, 10.00%, 12/15/2006                     4,589,250
                        Total                                                                           8,562,438
                       ECOLOGICAL SERVICES & EQUIPMENT--1.9%
           14,825,000  Allied Waste Industries, Inc., Sr. Disc. Note, 0/11.30%, 6/1/2007               10,118,062
           10,800,000  Allied Waste North America, Inc., Company Guarantee, 10.25%,
                       12/1/2006                                                                       11,853,000
            4,050,000  ICF Kaiser International, Inc., Sr. Sub. Note, 13.00%, 12/31/2003                4,272,750
            7,850,000 (b)Mid-American Waste Systems, Inc., Sr. Sub. Note, 12.25%, 2/15/2003             3,571,750
                        Total                                                                          29,815,562
                       ELECTRONICS--1.4%
            6,400,000  Advanced Micro Devices, Inc., Sr. Secd. Note, 11.00%, 8/1/2003                   7,200,000
            9,675,000  Fairchild Semiconductor Corp., Sr. Sub., 10.125%, 3/15/2007                     10,424,812
            4,300,000  Viasystems, Inc., Sr. Sub. Note, 9.75%, 6/1/2007                                 4,504,250
                        Total                                                                          22,129,062
                       FINANCIAL INTERMEDIARIES--0.8%
            3,475,000  ContiFinancial Corp., Sr. Note, 8.375%, 8/15/2003                                3,618,344
            2,600,000  ITT Publimedia B V, Sr. Sub. Note, 9.375%, 9/15/2007                             2,717,000
            5,450,000  Olympic Financial Ltd., Unit, 11.50%, 3/15/2007                                  5,668,000
                        Total                                                                          12,003,344
                       FOOD & DRUG RETAILERS--2.0%
            5,775,000  Carr-Gottstein Foods Co., Sr. Sub. Note, 12.00%, 11/15/2005                      6,381,375
            3,650,000  DiGiorgio Corp., Sr. Note, 10.00%, 6/15/2007                                     3,631,750

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       FOOD & DRUG RETAILERS--CONTINUED
 $          4,200,000  Jitney-Jungle Stores of America, Inc., Sr. Sub. Note, 10.375%,
                       9/15/2007                                                                 $      4,347,000
           15,100,000  Ralph's Grocery Co., Sr. Note, 10.45%, 6/15/2004                                16,647,750
            1,236,000  Stater Brothers Holdings, Inc., Sr. Sub. Note, 9.00%, 7/1/2004                   1,236,000
                        Total                                                                          32,243,875
                       FOOD PRODUCTS--2.0%
            2,250,000  Aurora Foods, Inc., Sr. Sub. Note, 9.875%, 2/15/2007                             2,328,750
            5,700,000  Curtice-Burns Foods, Inc., Sr. Sub. Note, 12.25%, 2/1/2005                       6,355,500
            8,750,000  International Home Foods, Inc., Sr. Sub. Note, 10.375%, 11/1/2006                9,668,750
            5,350,000  MBW Foods Inc., Sr. Sub. Note, 9.875%, 2/15/2007                                 5,590,750
            2,500,000  PMI Acquisition Corp., Sr. Sub. Note, 10.25%, 9/1/2003                           2,659,375
            5,300,000  Van de Kamp's, Inc., Sr. Sub. Note, 12.00%, 9/15/2005                            5,922,750
                        Total                                                                          32,525,875
                       FOOD SERVICES--0.7%
            7,950,000  AmeriServe Food Distribution, Inc., Sr. Sub. Note, 10.125%, 7/15/2007            8,307,750
            4,500,000  Nebco Evans Holding Co., Sr. Disc. Note, 0/12.375%, 7/15/2007                    2,857,500
                        Total                                                                          11,165,250
                       FOREST PRODUCTS--2.6%
            4,250,000  Container Corp. of America, Sr. Note, 11.25%, 5/1/2004                           4,716,225
              250,000  Container Corp. of America, Sr. Note, 9.75%, 4/1/2003                              271,827
            7,200,000  Four M Corp., Sr. Note, 12.00%, 6/1/2006                                         7,794,000
            3,650,000  Repap New Brunswick, 2nd Priority Sr. Secd. Note, 10.625%,
                       4/15/2005                                                                        3,631,750
            5,850,000  S. D. Warren Co., Sr. Sub. Note, 12.00%, 12/15/2004                              6,639,750
            8,950,000  Stone Container Corp., Sr. Note, 11.50%, 10/1/2004                               9,666,000
            2,675,000  Stone Container Corp., Sr. Note, 12.58%, 8/1/2016                                2,942,500
            1,000,000  Stone Container Corp., Unit, 12.25%, 4/1/2002                                    1,045,000

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       FOREST PRODUCTS--CONTINUED
 $          5,000,000  Uniforet Inc., Sr. Note, 11.125%, 10/15/2006                              $      5,025,000
                        Total                                                                          41,732,052
                       HEALTHCARE--2.5%
            8,700,000  Dade International, Inc., Sr. Sub. Note, 11.125%, 5/1/2006                       9,809,250
            3,150,000  Genesis Health Ventures, Inc., Sr. Sub. Note, 9.25%, 10/1/2006                   3,216,938
            3,600,000  Genesis Health Ventures, Inc., Sr. Sub. Note, 9.75%, 6/15/2005                   3,753,000
            4,500,000  Tenet Healthcare Corp., Sr. Note, 8.00%, 1/15/2005                               4,612,500
           10,850,000  Tenet Healthcare Corp., Sr. Sub. Note, 10.125%, 3/1/2005                        11,989,250
            5,600,000  Tenet Healthcare Corp., Sr. Sub. Note, 8.625%, 1/15/2007                         5,796,000
                        Total                                                                          39,176,938
                       HOME PRODUCTS & FURNISHINGS--0.3%
            4,800,000  Falcon Building Products, Inc., Sr. Sub. Disc. Note, 0/10.50%,
                       6/15/2007                                                                        3,048,000
            2,000,000  Falcon Building Products, Inc., Sr. Sub. Note, 9.50%, 6/15/2007                  2,070,000
                        Total                                                                           5,118,000
                       HOTELS, MOTELS, INNS & CASINOS--0.6%
            2,325,000  CapStar Hotel Co., Sr. Sub. Note, 8.75%, 8/15/2007                               2,377,312
            6,000,000  Courtyard by Marriott II LP, Sr. Note, 10.75%, 2/1/2008                          6,540,000
                        Total                                                                           8,917,312
                       INDUSTRIAL PRODUCTS & EQUIPMENT--4.8%
            5,325,000  Amphenol Corp., Sr. Sub. Note, 9.875%, 5/15/2007                                 5,671,125
            6,650,000  Cabot Safety Acquisition Corp., Sr. Sub. Note, 12.50%, 7/15/2005                 7,364,875
            4,925,000  Continental Global Group, Inc., Sr. Note, 11.00%, 4/1/2007                       5,245,125
            6,850,000  Euramax International PLC, Sr. Sub. Note, 11.25%, 10/1/2006                      7,535,000
            5,000,000  Fairfield Manufacturing Co., Inc., Sr. Sub. Note, 11.375%, 7/1/2001              5,368,750
            4,000,000  Hawk Corp., Sr. Note, 10.25%, 12/1/2003                                          4,260,000
            5,100,000  International Knife & Saw, Inc., Sr. Sub. Note, 11.375%, 11/15/2006              5,571,750

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       INDUSTRIAL PRODUCTS & EQUIPMENT--CONTINUED
 $          4,000,000  Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%, 8/15/2005      $      4,330,000
            4,125,000  Johnstown America Industries, Inc., Sr. Sub. Note, 11.75%, 8/15/2005             4,465,313
            6,850,000  MMI Products, Inc., Sr. Sub. Note, 11.25%, 4/15/2007                             7,449,375
            4,125,000  Mettler-Toledo, Inc., Sr. Sub. Note, 9.75%, 10/1/2006                            4,558,125
            5,550,000  Neenah Corp., Sr. Sub. Note, 11.125%, 5/1/2007                                   6,063,375
            2,425,000  Roller Bearing Co. of America, Inc., Sr. Sub. Note, 9.625%, 6/15/2007            2,491,688
            5,000,000  Unifrax Investment Corp., Sr. Note, 10.50%, 11/1/2003                            5,225,000
                        Total                                                                          75,599,501
                       LEISURE & ENTERTAINMENT--4.3%
           15,475,000  AMF Group, Inc., Sr. Sub. Disc. Note, 0/12.25%, 3/15/2006                       11,761,000
            2,450,000  AMF Group, Inc., Sr. Sub. Note, 10.875%, 3/15/2006                               2,725,625
            4,450,000  Cobblestone Golf Group, Inc., Sr. Note, 11.50%, 6/1/2003                         4,761,500
            1,300,000  KSL Recreation Group, Inc., Sr. Sub. Note, 10.25%, 5/1/2007                      1,387,750
            4,000,000  Premier Parks, Inc., Sr. Note, 12.00%, 8/15/2003                                 4,480,000
              500,000  Premier Parks, Inc., Sr. Note, 9.75%, 1/15/2007                                    528,125
           17,450,000  Six Flags Theme Parks, Sr. Sub. Disc. Note, 0/12.25%, 6/15/2005                 18,322,500
           25,125,000  Viacom, Inc., Sub. Deb., 8.00%, 7/7/2006                                        25,125,000
                        Total                                                                          69,091,500
                       MACHINERY & EQUIPMENT--1.4%
            7,025,000  Alvey Systems, Inc., Sr. Sub. Note, 11.375%, 1/31/2003                           7,393,812
            8,375,000  Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                      8,940,312
            4,900,000  Tokheim Corp., Sr. Sub. Note, 11.50%, 8/1/2006                                   5,586,000
                        Total                                                                          21,920,124
                       METALS & MINING--0.9%
            2,000,000  Anker Coal Group, Inc., Sr. Note, 9.75%, 10/1/2007                               2,040,000
            4,950,000  Echo Bay Mines Ltd., Jr. Sub. Deb., 11.00%, 4/1/2027                             4,838,625

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       METALS & MINING--CONTINUED
 $          7,175,000  Royal Oak Mines, Inc., Sr. Sub. Note, 11.00%, 8/15/2006                   $      7,031,500
                        Total                                                                          13,910,125
                       OIL & GAS--4.5%
           11,175,000  Abraxas Petroleum Corp., Sr. Note, 11.50%, 11/1/2004                            12,236,625
            5,700,000  DI Industries, Inc., Sr. Note, 8.875%, 7/1/2007                                  5,899,500
            4,100,000  Dailey Petroleum Services Corp., Sr. Note, 9.75%, 8/15/2007                      4,284,500
            4,000,000  Falcon Drilling Co., Inc., Sr. Note, 9.75%, 1/15/2001                            4,260,000
            2,500,000  Falcon Drilling Co., Inc., Sr. Sub. Note, 12.50%, 3/15/2005                      2,893,750
            9,150,000  Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 8.50%, 2/15/2007                9,127,125
            4,700,000  Forcenergy Gas Exploration, Inc., Sr. Sub. Note, 9.50%, 11/1/2006                4,952,625
            3,750,000  Giant Industries, Inc., Sr. Sub. Note, 9.75%, 11/15/2003                         3,937,500
            2,575,000  Pacalta Resources Ltd., Sr. Note, 10.75%, 6/15/2004                              2,710,188
            3,350,000  Petsec Energy, Inc., Sr. Sub. Note, 9.50%, 6/15/2007                             3,450,500
            2,950,000  Pride Petroleum Services, Inc., Sr. Note, 9.375%, 5/1/2007                       3,171,250
            6,150,000  United Meridian Corp., Sr. Sub. Note, 10.375%, 10/15/2005                        6,749,625
            4,250,000  United Refining Co., Sr. Note, 10.75%, 6/15/2007                                 4,398,750
            3,750,000  XCL, Ltd., Unit, 13.50%, 5/1/2004                                                3,956,250
                        Total                                                                          72,028,188
                       PRINTING & PUBLISHING--2.3%
           11,850,000  Affiliated Newspaper Investments, Inc., Sr. Disc. Note, 0/13.25%,
                       7/1/2006                                                                        11,079,750
            3,750,000  Garden State Newspapers, Inc., Sr. Sub. Note, 12.00%, 7/1/2004                   4,218,750
            4,625,000  Garden State Newspapers, Inc., Sr. Sub. Note, 8.75%, 10/1/2009                   4,682,813
            4,825,000  Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%,
                       2/1/2006                                                                         5,030,063
            2,175,000  Hollinger International Publishing, Inc., Sr. Sub. Note, 9.25%,
                       3/15/2007                                                                        2,272,875

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       PRINTING & PUBLISHING--CONTINUED
 $            750,000  K-III Communications Corp., Company Guarantee, Series B, 8.50%,
                       2/1/2006                                                                  $        771,120
            6,100,000  Petersen Publishing Co., L.L.C., Sr. Sub. Note, 11.125%, 11/15/2006              6,908,250
            1,400,000  Von Hoffmann Press, Inc., Sr. Sub. Note, 10.375%, 5/15/2007                      1,491,000
                        Total                                                                          36,454,621
                       REAL ESTATE--0.4%
            5,694,000  Trizec Finance Ltd., Sr. Note, 10.875%, 10/15/2005                               6,533,865
                       RETAILERS--0.7%
            7,600,000  Brylane Capital Corp., Sr. Sub. Note, 10.00%, 9/1/2003                           8,132,000
            3,500,000  Leslie's Poolmart, Inc., Sr. Note, 10.375%, 7/15/2004                            3,657,500
                        Total                                                                          11,789,500
                       SERVICES--1.7%
            7,633,000  Coinmach Corp., Sr. Note, 11.75%, 11/15/2005                                     8,491,712
            2,500,000  DecisionOne Corp., Sr. Sub. Note, 9.75%, 8/1/2007                                2,625,000
            3,750,000  DecisionOne Holdings Corp., Unit, 0/11.50%, 8/1/2008                             2,512,500
            3,000,000  Intertek Finance PLC, Sr. Sub. Note, 10.25%, 11/1/2006                           3,180,000
            5,725,000  KinderCare Learning Centers, Inc., Sr. Sub. Note, 9.50%, 2/15/2009               5,624,813
            4,000,000  Ryder TRS, Inc., Sr. Sub. Note, 10.00%, 12/1/2006                                4,110,000
                        Total                                                                          26,544,025
                       STEEL--1.9%
            5,450,000  Acme Metals, Inc., Sr. Secd. Disc. Note, 0/13.50%, 8/1/2004                      6,226,625
            3,600,000  Bayou Steel Corp., 1st Mtg. Note, 10.25%, 3/1/2001                               3,726,000
            8,000,000  EnviroSource, Inc., Sr. Note, 9.75%, 6/15/2003                                   8,080,000
            7,400,000  GS Technologies Operating Co., Inc., Sr. Note, 12.00%, 9/1/2004                  8,130,750
            3,150,000  GS Technologies Operating Co., Inc., Sr. Note, 12.25%, 10/1/2005                 3,528,000
            1,000,000  Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006                                  1,085,000
                        Total                                                                          30,776,375

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       SURFACE TRANSPORTATION--3.5%
 $          1,500,000  Allied Holdings, Inc., Sr. Note, 8.625%, 10/1/2007                        $      1,528,125
            5,000,000  AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                 5,325,000
            6,025,000  Chemical Leaman Corp., Sr. Note, 10.375%, 6/15/2005                              6,326,250
            7,750,000  Gearbulk Holding Limited, Sr. Note, 11.25%, 12/1/2004                            8,592,813
            9,250,000  Statia Terminals International N.V., 1st Mtg. Note, 11.75%, 11/15/2003           9,851,250
           12,100,000  Stena AB, Sr. Note, 10.50%, 12/15/2005                                          13,370,500
            4,950,000  Stena AB, Sr. Note, 8.75%, 6/15/2007                                             5,011,875
            5,000,000  Trism, Inc., Sr. Sub. Note, 10.75%, 12/15/2000                                   4,925,000
                        Total                                                                          54,930,813
                       TELECOMMUNICATIONS & CELLULAR--13.8%
            4,225,000  American Communications Services, Inc., Sr. Disc. Note, 0/12.75%,
                       4/1/2006                                                                         3,010,312
            2,400,000  American Communications Services, Inc., Sr. Disc. Note, 0/13.00%,
                       11/1/2005                                                                        1,788,000
            3,200,000  American Communications Services, Inc., Sr. Note, 13.75%, 7/15/2007              3,704,000
            1,725,000  Arch Communications Group, Inc., Sr. Disc. Note, 0/10.875%,
                       3/15/2008                                                                        1,147,125
           15,900,000  Brooks Fiber Properties, Inc., Sr. Disc. Note, 0/10.875%, 3/1/2006              12,879,000
            5,300,000  Brooks Fiber Properties, Inc., Sr. Disc. Note, 0/11.875%, 11/1/2006              4,107,500
            5,100,000  Call-Net Enterprises, Inc., Sr. Disc. Note, 0/9.27%, 8/15/2007                   3,404,250
            8,850,000  Cellular Communications International, Inc., Sr. Disc. Note, 13.25%
                       accrual, 8/15/2000                                                               6,880,875
            4,100,000  Cellular Communications of Puerto Rico, Inc., Company Guarantee,
                       10.00%, 2/1/2007                                                                 4,223,000
           11,350,000  Comcast Cellular Holdings, Inc., Sr. Note, 9.50%, 5/1/2007                      11,917,500
            5,900,000  Hermes Europe Railtel B.V., Sr. Note, 11.50%, 8/15/2007                          6,431,000
            3,425,000  HighwayMaster Communications, Inc., Unit, 13.75%, 9/15/2005                      3,587,688

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       TELECOMMUNICATIONS & CELLULAR--CONTINUED
 $          6,000,000  Intermedia Communications of Florida, Inc., Sr. Disc. Note, 0/11.25%,
                       7/15/2007                                                                 $      4,200,000
           18,300,000  Intermedia Communications of Florida, Inc., Sr. Disc. Note, 0/12.50%,
                       5/15/2006                                                                       14,365,500
           10,450,000  McLeod, Inc., Sr. Disc. Note, 0/10.50%, 3/1/2007                                 7,471,750
            4,725,000  McLeod, Inc., Sr. Note, 9.25%, 7/15/2007                                         5,079,375
            5,675,000  MetroNet Communications, Unit, 12.00%, 8/15/2007                                 6,356,000
           13,750,000  Millicom International Cellular S. A., Sr. Disc. Note, 0/13.50%,
                       6/1/2006                                                                        10,725,000
            2,600,000  NEXTEL Communications, Inc., Sr. Disc. Note, 0/10.65%, 9/15/2007                 1,618,500
           13,975,000  NEXTEL Communications, Inc., Sr. Disc. Note, 0/9.75%, 8/15/2004                 12,193,188
            3,500,000  NEXTLINK Communications, Inc., Sr. Note, 9.625%, 10/1/2007                       3,648,750
            8,975,000  Paging Network, Inc., Sr. Sub. Note, 10.00%, 10/15/2008                          9,311,563
            4,575,000  Paging Network, Inc., Sr. Sub. Note, 10.125%, 8/1/2007                           4,780,875
            9,600,000  PanAmSat, L.P., Sr. Sub. Disc. Note, 0/11.375%, 8/1/2003                         9,504,000
            2,200,000  PhoneTel Technologies, Inc., Sr. Note, 12.00%, 12/15/2006                        2,222,000
           10,600,000  Qwest Communications International, Inc., Sr. Note, 10.875%,
                       4/1/2007                                                                        11,925,000
            7,750,000  Sygnet Wireless, Inc., Sr. Note, 11.50%, 10/1/2006                               8,292,500
           19,275,000  Teleport Communications Group, Inc., Sr. Disc. Note, 0/11.125%,
                       7/1/2007                                                                        15,179,063
            1,300,000  Teleport Communications Group, Inc., Sr. Note, 9.875%, 7/1/2006                  1,436,500
            9,675,000  Telesystem International Wireless, Inc., Sr. Disc. Note, 0/13.25%,
                       6/30/2007                                                                        6,071,063
            7,750,000  USA Mobile Communications, Inc., Sr. Note, 9.50%, 2/1/2004                       7,711,250
           12,975,000  Vanguard Cellular Systems, Inc., Deb., 9.375%, 4/15/2006                        13,558,875
                        Total                                                                         218,731,002

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS
 OR SHARES                                                                                              VALUE
 CORPORATE BONDS--CONTINUED
                       UTILITIES--1.8%
 $          3,150,000  CalEnergy Co., Inc., Sr. Note, 9.50%, 9/15/2006                           $      3,394,125
           16,200,000  California Energy Co., Inc., Sr. Note, 10.25%, 1/15/2004                        17,516,250
            6,700,000  El Paso Electric Co., 1st Mtg. Note, 9.40%, 5/1/2011                             7,465,006
                        Total                                                                          28,375,381
                        TOTAL CORPORATE BONDS (IDENTIFIED COST $1,383,404,054)                      1,467,216,344
 COMMON STOCKS--0.4%
                7,500 (b)Affiliated Newspaper Investments, Inc.                                           753,750
               77,506  Alarmguard Holdings, Inc.                                                          680,580
                4,696 (a)(b)Atlantic Gulf Communities Corp.                                                29,350
                3,184 (a)(b)Australis Holdings Property Ltd., Warrants                                          0
                2,400 (a)(b)Bar Technologies, Inc., Warrants                                              132,000
                  136 (a)(b)CS Wireless Systems, Inc.                                                           0
                8,050 (b)Cellular Communications International, Inc., Warrants                            161,000
                4,850 (a)Electronic Retailing Systems International, Inc., Warrants                       291,000
                4,750 (b)Hosiery Corp. of America, Inc.                                                    33,250
               25,200 (b)ICF Kaiser International, Inc., Warrants                                           9,450
                3,750 (a)(b)IHF Capital, Inc., Warrants                                                   193,125
               71,200 (a)(b)Kane Industries, Inc., Warrants                                                     0
                  353 (a)(b)MAFCO Acquisition, Warrants                                                         0
                1,750 (b)Motels of America, Inc.                                                           19,688
               19,753  NEXTEL Communications, Inc., Class A                                               570,368
                4,500 (b)NEXTEL Communications, Inc., Warrants                                                 45
                9,025 (b)Pegasus Communications Corp.                                                     194,038
                5,775  Pegasus Communications Corp., Warrants                                              89,513
              315,000 (a)(b)Specialty Foods Acquisition Corp.                                             137,970
                6,325  Sterling Chemicals Holdings, Inc., Warrants                                        221,375

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS
 OR SHARES                                                                                              VALUE
 COMMON STOCKS--CONTINUED
               30,000 (b)Sullivan Broadcast Holdings Inc., Class B                                $       300,000
                   46 (a)(b)Sullivan Graphics, Inc.                                                             0
               30,000 (b)Uniroyal Technology Corp., Warrants                                              103,125
              135,218 (b)Walter Industries, Inc.                                                        2,695,909
               14,400 (b)Wireless One, Inc., Warrants                                                           0
                        TOTAL COMMON STOCKS (IDENTIFIED COST $15,075,039)                               6,615,536
 PREFERRED STOCKS--4.6%
                       BANKING--0.2%
              120,000  California Federal Preferred Capital Corp., REIT Perpetual Pfd.
                       Stock, Series A, $2.28                                                           3,150,000
                       BROADCAST RADIO & TV--1.9%
               54,121  American Radio Systems Corp., PIK Pfd., 11.375%                                  6,521,580
               37,750  Capstar Broadcasting Partners, Inc., Sr. Pfd., $12.00                            4,237,437
               78,008  Chancellor Media Corp., Exchangeable Pfd. Stock, $12.00                          9,009,902
               17,500  SFX Broadcasting, Inc., Exchangeable Pfd. Stock, Series E                        2,038,750
               71,400  Sinclair Broadcast Group, Inc., Pfd., $11.63                                     7,782,600
                        Total                                                                          29,590,269
                       CABLE & WIRELESS TELEVISION--0.1%
                2,175  Echostar Communications Corp., Sr. Red. Pfd. Stk., $12.13                        2,272,875
                       CABLE TELEVISION--0.4%
                6,037  Pegasus Communications Corp., PIK Pfd., Series A, 12.75%                         6,459,748
                       INDUSTRIAL PRODUCTS & EQUIPMENT--0.2%
                3,575  Fairfield Manufacturing Co., Inc., Exchangeable Pfd. Stock                       3,664,375
                       PRINTING & PUBLISHING--0.9%
               21,750  K-III Communications Corp., Exchangeable Pfd. Stock, Series E, $9.20             2,207,625
              108,669  K-III Communications Corp., Pfd., Series B, $11.63                              11,858,477
                        Total                                                                          14,066,102

FEDERATED HIGH INCOME BOND FUND, INC.

 PRINCIPAL
   AMOUNT
  OR UNITS
 OR SHARES                                                                                              VALUE
 PREFERRED STOCKS--CONTINUED
                       REAL ESTATE--0.2%
               52,000  Crown American Realty Trust, Sr. Pfd., Series A, $1.38                    $    2,782,000
                       TELECOMMUNICATIONS & CELLULAR--0.7%
                3,000  IXC Communications, Inc., Jr. Exchangeable Pfd. Stock                          3,495,000
                3,275  NEXTEL Communications, Inc., Pfd., 13.00%                                      3,766,250
                3,308  PanAmSat Corp., PIK Pfd., 12.75%                                               4,002,911
                        Total                                                                        11,264,161
                        TOTAL PREFERRED STOCKS (IDENTIFIED COST $65,967,100)                         73,249,530
 (C)REPURCHASE AGREEMENT--0.9%
 $         14,860,000  BT Securities Corp., 6.07%, dated 9/30/1997, due 10/1/1997
                       (AT AMORTIZED COST)                                                           14,860,000
                        TOTAL INVESTMENTS (IDENTIFIED COST $1,479,306,193)(D)                    $1,561,941,410

(a) Denotes a private placement security. At September 30, 1997, these securities amounted to $783,445 which represents 0.05% of total net assets.

(b) Non-income producing security.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $1,479,306,193. The net unrealized appreciation of investments on a federal tax basis amounts to $82,635,217 which is comprised of $106,170,317 appreciation and $23,535,100 depreciation at September 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($1,584,477,070) at September 30, 1997.

The following acronyms are used throughout this portfolio:

GTD --Guaranty
LLC --Limited Liability Corporation
LP --Limited Partnership
PIK --Payment in Kind
PLC --Public Limited Company
REIT --Real Estate Investment Trust
KANE INDUSTRIES, INC.

On March 18, 1994, Kane Industries, Inc., along with two of its affiliates, Kane, Inc. and Alford Industries, Inc., filed for protection under Chapter 11 of the U.S. Bankruptcy Code. The fund's investment adviser is unable to predict the outcome or timing of these proceedings.

MID-AMERICAN WASTE SYSTEMS, INC.

Mid-American and certain of its subsidiaries (the Debtors) filed for relief under the provision of Chapter 11 Bankruptcy Code on January 21, 1997. A liquidity plan of reorganization has been approved and distributions to subordinated noteholders have commenced. In addition, a group of subordinated bondholders, which includes various funds managed by Federated, has retained counsel and filed suit for legal claims involving fraud, misrepresentations and securities law violations regarding Mid-American.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                 $  1,561,941,410
 $1,479,306,193)
 Cash                                                                                         62,180
 Income receivable                                                                        32,014,233
 Receivable for investments sold                                                             274,792
 Receivable for shares sold                                                                7,761,728
    Total assets                                                                       1,602,054,343
 LIABILITIES:
 Payable for investments purchased                                  $ 15,222,944
 Payable for shares redeemed                                           1,228,604
 Accrued expenses                                                      1,125,725
    Total liabilities                                                                     17,577,273
 NET ASSETS for 132,385,278 shares outstanding                                      $  1,584,477,070
 NET ASSETS CONSIST OF:
 Paid in capital                                                                    $  1,527,602,815
 Net unrealized appreciation of investments                                               82,635,217
 Accumulated net realized loss on investments                                           (26,923,319)
 Undistributed net investment income                                                       1,162,357
    Total Net Assets                                                                $  1,584,477,070
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 CLASS A SHARES:
 Net Asset Value Per Share ($686,700,095 / 57,364,703 shares                                  $11.97
 outstanding)
 Offering Price Per Share (100/95.50 of $11.97)*                                              $12.53
 Redemption Proceeds Per Share                                                                $11.97
 CLASS B SHARES:
 Net Asset Value Per Share ($755,694,482 / 63,146,105 shares                                  $11.97
 outstanding)
 Offering Price Per Share                                                                     $11.97
 Redemption Proceeds Per Share (94.50/100 of $11.97)*                                         $11.31
 CLASS C SHARES:
 Net Asset Value Per Share ($142,082,493 / 11,874,470 shares                                  $11.97
 outstanding)
 Offering Price Per Share                                                                     $11.97
 Redemption Proceeds Per Share (99.00/100 of $11.97)*                                         $11.85

* See "Investing in the Fund" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Dividends                                                                                   $    2,372,428
 Interest                                                                                        66,866,103
      Total income                                                                               69,238,531
 EXPENSES:
 Investment advisory fee                                                     $   5,263,110
 Administrative personnel and services fee                                         529,820
 Custodian fees                                                                     41,200
 Transfer and dividend disbursing agent fees and expenses                          671,252
 Directors'/Trustees' fees                                                           5,889
 Auditing fees                                                                       9,259
 Legal fees                                                                          2,657
 Portfolio accounting fees                                                          82,581
 Distribution services fee--Class B Shares                                       2,375,899
 Distribution services fee--Class C Shares                                         462,295
 Shareholder services fee--Class A Shares                                          808,306
 Shareholder services fee--Class B Shares                                          791,966
 Shareholder services fee--Class C Shares                                          154,098
 Share registration costs                                                          136,145
 Printing and postage                                                               76,240
 Insurance premiums                                                                  5,920
 Taxes                                                                              57,773
 Miscellaneous                                                                      26,341
      Total expenses                                                            11,500,751
 Waiver--
      Waiver of shareholder services fee--Class A Shares                           (48,877)
           Net expenses                                                                          11,451,874
                 Net investment income                                                           57,786,657
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                                (4,427,606)
 Net change in unrealized appreciation (depreciation) of investments                             84,746,600
      Net realized and unrealized gain on investments                                            80,318,994
           Change in net assets resulting from operations                                    $  138,105,651

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS
                                                                            ENDED
                                                                          (UNAUDITED)       YEAR ENDED
                                                                         SEPTEMBER 30,       MARCH 31,
                                                                              1997             1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                                  $     57,786,657  $     90,239,152
 Net realized gain (loss) on investments ($(4,427,606) and
 $4,383,958, respectively, as computed for federal tax purposes)              (4,427,606)         3,736,400
 Net change in unrealized appreciation/depreciation                           84,746,600        14,085,861
  Change in net assets resulting from operations                             138,105,651       108,061,413
 NET EQUALIZATION CREDITS (DEBITS)--                                             322,414           711,322
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Class A Shares                                                             (27,976,972)      (52,284,090)
  Class B Shares                                                             (24,759,383)      (30,228,197)
  Class C Shares                                                              (4,846,967)       (6,903,310)
  Change in net assets resulting from distributions to
  shareholders                                                               (57,583,322)      (89,415,597)
 SHARE TRANSACTIONS (EXCLUSIVE OF AMOUNTS ALLOCATED TO NET
 INVESTMENT INCOME)--
 Proceeds from sale of shares                                                367,584,989       505,365,871
 Net asset value of shares issued to shareholders in payment of
 distributions declared                                                       29,209,866        45,806,089
 Cost of shares redeemed                                                    (111,158,202)     (178,213,093)
  Change in net assets resulting from share transactions                     285,636,653       372,958,867
  Change in net assets                                                       366,481,396       392,316,005
 NET ASSETS:
 Beginning of period                                                       1,217,995,674       825,679,669
 End of period (including undistributed net investment income
 of $1,162,357 and $636,608, respectively)                              $  1,584,477,070  $  1,217,995,674

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED
                                            (UNAUDITED)
                                            SEPTEMBER 30,                  YEAR ENDED MARCH 31,
                                                1997        1997       1996       1995    1994(A)     1993
 NET ASSET VALUE,                               $11.31     $11.08     $10.54     $10.99    $11.19    $10.80
 BEGINNING OF
 PERIOD
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.51       1.04       1.00       1.01      1.05      1.13
  Net realized and unrealized gain
  (loss)
  on investments                                  0.66       0.22       0.55      (0.43)    (0.19)     0.41
  Total from investment operations                1.17       1.26       1.55       0.58      0.86      1.54
 LESS DISTRIBUTIONS
  Distributions from net investment
  income                                         (0.51)     (1.03)     (1.00)     (1.03)    (1.06)    (1.15)
  Distributions in excess of net
  investment income(b)                              --         --      (0.01)        --        --        --
  Total distributions                            (0.51)     (1.03)     (1.01)     (1.03)    (1.06)    (1.15)
 NET ASSET VALUE, END OF PERIOD                 $11.97     $11.31     $11.08     $10.54    $10.99    $11.19
 TOTAL RETURN(C)                                 10.56%     11.88%     15.24%      5.74%     7.82%    15.39%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                        1.22%*     1.21%      1.22%      1.21%     1.18%     1.08%
  Net investment income                           8.65%*     9.19%      9.07%      9.64%     9.27%    10.44%
  Expense waiver/reimbursement(d)                 0.02%*     0.03%      0.06%      0.05%     0.05%     0.08%
 SUPPLEMENTAL DATA
  Net assets, end of period (000              $686,700   $599,736   $530,203   $448,040  $439,149  $417,015
  omitted)
  Portfolio turnover                                23%        55%        53%        52%       76%       49%

* Computed on an annualized basis.

(a) As of July 29, 1994, Select Shares were no longer offered and were reclassified as Class C Shares. For the year ended March 31, 1994, Select Shares net assets (000 omitted) were $838.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             SIX MONTHS
                                                                ENDED
                                                             (UNAUDITED)
                                                             SEPTEMBER 30,        YEAR ENDED MARCH 31,
                                                                1997          1997       1996       1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                            $11.31      $11.08      $10.54     $10.57
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                            0.46        0.96        0.95       0.51
  Net realized and unrealized gain (loss) on
  investments                                                      0.66        0.21        0.51      (0.07)
  Total from investment operations                                 1.12        1.17        1.46       0.44
 LESS DISTRIBUTIONS
  Distributions from net investment income                        (0.46)      (0.94)      (0.91)     (0.47)
  Distributions in excess of net investment income(b)                --          --       (0.01)        --
  Total distributions                                             (0.46)      (0.94)      (0.92)     (0.47)
 NET ASSET VALUE, END OF PERIOD                                  $11.97      $11.31      $11.08     $10.54
 TOTAL RETURN(C)                                                  10.12%      10.99%      14.31%      4.47%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                         1.99%*      1.99%       2.03%      2.02%*
  Net investment income                                            7.88%*      8.39%       8.29%      9.47%*
  Expense waiver/reimbursement(d)                                    --          --        0.01%      0.05%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                      $755,694    $513,169    $238,055    $33,295
  Portfolio turnover                                                 23%         55%         53%        52%

* Computed on an annualized basis.

(a) Reflects operations for the period from September 27, 1994 (date of initial public investment) to March 31, 1995.

(b) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
FINANCIAL HIGHLIGHTS--CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS
                                                   ENDED
                                                 (UNAUDITED)
                                                 SEPTEMBER 30,             YEAR ENDED MARCH 31,
                                                     1997         1997      1996       1995    1994(A)(B)
 NET ASSET VALUE, BEGINNING OF PERIOD               $11.31      $11.08     $10.54     $10.99     $11.18
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                               0.46        0.95       0.92       0.94       0.92
  Net realized and unrealized gain
  (loss) on investments                               0.66        0.22       0.54      (0.44)     (0.23)
  Total from investment operations                    1.12        1.17       1.46       0.50       0.69
 LESS DISTRIBUTIONS
  Distributions from net investment
  income                                             (0.46)      (0.94)     (0.91)     (0.95)     (0.88)
  Distributions in excess of net
  investment income(c)                                  --          --      (0.01)        --         --
  Total distributions                                (0.46)      (0.94)     (0.92)     (0.95)     (0.88)
 NET ASSET VALUE, END OF PERIOD                     $11.97      $11.31     $11.08     $10.54     $10.99
 TOTAL RETURN(D)                                     10.13%      11.00%     14.35%      4.91%      6.23%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                            1.98%*      1.99%      2.00%      1.98%      1.99%*
  Net investment income                               7.88%*      8.38%      8.30%      8.90%      8.54%*
  Expense waiver/reimbursement(e)                       --        0.00%      0.03%      0.05%      0.05%*
 SUPPLEMENTAL DATA
  Net assets, end of period
  (000 omitted)                                   $142,082    $105,091    $57,422    $32,376    $24,360
  Portfolio turnover                                    23%         55%        53%        52%        76%

* Computed on an annualized basis.

(a) Reflects operations for the period from April 30, 1993 (date of initial public investment) to March 31, 1994.

(b) As of July 29, 1994, Select Shares were no longer offered and were reclassified as Class C Shares. For the year ended March 31, 1994, Select Shares net assets (000 omitted) were $838.

(c) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(d) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED HIGH INCOME BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 1997 (UNAUDITED)

1. ORGANIZATION

Federated High Income Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares:
Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to seek high current income by investing primarily in a diversified portfolio of professionally managed fixed income securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

  INVESTMENT VALUATIONS --Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

  REPURCHASE AGREEMENTS --It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

  The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

  INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS --Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

  FEDERAL TAXES --It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

  At March 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $21,516,112, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2000.

  Additionally, net capital losses of $730,296 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Fund's next taxable year.

  EQUALIZATION --The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of Fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.

  WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS --The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

  RESTRICTED SECURITIES --Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

  Additional information on each restricted security held at September 30, 1997 is as follows:

   SECURITY                                                    ACQUISITION DATE            ACQUISITION COST
   Atlantic Gulf Communities Corp.                                10/19/1992                     $5,373,737
   Australis Holdings Property Ltd., Warrants                     10/29/1996                         31,904
   Bar Technologies, Inc., Warrants                                8/27/1996                              0
   CS Wireless Systems, Inc.                                       12/2/1996                              0
   Electronic Retailing Systems
    International, Inc., Warrants                                  1/21/1997                        168,247
   IHF Capital, Inc., Warrants                                     11/4/1994                         37,050
   Kane Industries, Inc., Sr. Sub. Disc. Note                      10/1/1986                      1,784,512

   SECURITY                                                    ACQUISITION DATE            ACQUISITION COST
   Kane Industries, Inc., Warrants                                 3/16/1990                       $ 62,656
   MAFCO Acquisition, Warrants                                     7/1/1991                          80,625
   Specialty Foods Acquisition Corp.                         8/10/1993 - 8/27/1993                  250,415
   Sullivan Graphics, Inc.                                         2/8/1990                         217,112

  USE OF ESTIMATES --The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  OTHER --Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At September 30, 1997, par value shares ($0.01 per share) authorized were as follows:

                                                     NUMBER OF PAR VALUE
 SHARE CLASS NAME                                  CAPITAL STOCK AUTHORIZED
 Class A Shares                                         4,000,000,000
 Class B Shares                                         2,000,000,000
 Class C Shares                                         4,000,000,000
  Total shares authorized                              10,000,000,000

Transactions in capital stock were as follows:

                                                       SIX MONTHS ENDED                  YEAR ENDED
                                                      SEPTEMBER 30, 1997               MARCH 31, 1997
 CLASS A SHARES                                SHARES           AMOUNT          SHARES         AMOUNT
 Shares sold                                    8,038,837       $ 92,988,632    11,332,321   $127,059,070
 Shares issued to shareholders in
 payment of distributions declared              1,294,011         14,943,009     2,477,211     27,712,430
 Shares redeemed                               (4,994,064)       (57,927,927)   (8,642,783)   (96,856,760)
  Net change resulting from Class A Share
  transactions                                  4,338,784       $ 50,003,714     5,166,749   $ 57,914,740
                                                       SIX MONTHS ENDED                  YEAR ENDED
                                                      SEPTEMBER 30, 1997               MARCH 31, 1997
 CLASS B SHARES                                SHARES           AMOUNT          SHARES         AMOUNT
 Shares sold                                   20,112,330       $232,975,761    28,139,746   $316,878,366
 Shares issued to shareholders in
 payment of distributions declared                981,243         11,345,379     1,241,207     13,936,174
 Shares redeemed                               (3,329,525)       (38,608,571)   (5,486,949)   (61,971,208)
  Net change resulting from Class B Share
  transactions                                 17,764,048       $205,712,569    23,894,004   $268,843,332
                                                       SIX MONTHS ENDED                  YEAR ENDED
                                                      SEPTEMBER 30, 1997               MARCH 31, 1997
 CLASS C SHARES                                SHARES           AMOUNT          SHARES         AMOUNT
 Shares sold                                    3,592,176       $ 41,620,596     5,462,599   $ 61,428,435
 Shares issued to shareholders in
 payment of distributions declared                252,780          2,921,478       370,644      4,157,485
 Shares redeemed                               (1,265,569)       (14,621,704)   (1,720,918)   (19,385,125)
  Net change resulting from Class C Share
  transactions                                  2,579,387       $ 29,920,370     4,112,325   $ 46,200,795
  Net change resulting from share
  transactions                                 24,682,219       $285,636,653    33,173,078   $372,958,867

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  INVESTMENT ADVISORY FEE --Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

  ADMINISTRATIVE FEE --Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

  DISTRIBUTION SERVICES FEE --The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                          PERCENTAGE OF AVERAGE
  SHARE CLASS NAME      DAILY NET ASSETS OF CLASS

  Class B Shares                0.75%
  Class C Shares                0.75%

  SHAREHOLDER SERVICES FEE --Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

  TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES --FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

  PORTFOLIO ACCOUNTING FEES --FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

  GENERAL --Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended September 30, 1997, were as follows:

PURCHASES        $580,572,867
SALES            $319,727,634

Directors

John F. Donahue
Thomas G. Bigley
John T. Conroy, Jr.
William J. Copeland
J. Christopher Donahue
James E. Dowd
Lawrence D. Ellis, M.D.
Edward L. Flaherty, Jr.
Peter E. Madden
Gregor F. Meyer
John E. Murray, Jr.
Wesley W. Posvar
Marjorie P. Smuts

Officers

John F. Donahue
Chairman

Richard B. Fisher
President

J. Christopher Donahue
Executive Vice President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President, Treasurer, and Secretary

J. Crilley Kelly
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA  15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 314195108
Cusip 314195207
Cusip 314195306
8110103 (11/97) [Graphic]





A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 11/30/77 to 9/30/97. The "y" axis is measured in increments of $30,000 ranging from $0 to $180,000 and indicates that the ending value of a hypothetical initial investment of $20,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $157,266 on 9/30/97.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 11/30/77 to 9/30/97. The "y" axis is measured in increments of $18,000 ranging from $0 to $90,000 and indicates that the ending value of hypothetical yearly investments of $1,000 in the fund's Class A Shares, assuming the reinvestment of capital gains and dividends, would have grown to $79,836 on 9/30/97.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color-coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 11/30/87 to 9/30/97. The "y" axis is measured in increments of $3,000 ranging from $0 to $18,000 and indicates that the ending value of a hypothetical initial investment of $5,000 in the fund's Class A Shares would have grown to $15,630 on 9/30/97.